Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of presents major accounts of statements of operations
	MDMOOC Services	Sales of patented drugs	Total
Revenues	$12,935,420	$1,216,096	$14,151,516
Cost of revenues	$(7,166,871)	$(627,981)	$(7,794,852)
Total operating expenses	$(9,153,373)	$(157,753)	$(9,311,126)
Net Loss	$(2,409,212)	$(413,107)	$(2,822,319)

Schedule of geographical segments
	December 31, 2022	December 31, 2021
Total assets
MDMOOC services	$37,183,491	$36,267,420
Sales of patented drugs	1,430,854	-
	$38,614,345	$36,267,420